TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of company's loss before income tax and share of net (loss) income of equity investees

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	(69,117)	205,593	(1,408,800)	(215,914)
Non-PRC	(27,173)	(12,509)	(251,964)	(38,612)
	(96,290)	193,084	(1,660,764)	(254,526)

Schedule of current and deferred components of income tax expense

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax	(14,806)	(17,840)	(22,952)	(3,518)
Deferred income tax	4,306	(2,187)	828	127
	(10,500)	(20,027)	(22,124)	(3,391)

Schedule of reconciliation of the differences between PRC statutory tax rate and the Group's effective tax rate

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(96,290)	193,084	(1,660,764)	(254,526)
Income tax computed at the statutory tax rate of 25%	24,073	(48,271)	415,191	63,631
Non-deductible expenses	(65,862)	(57,784)	(91,696)	(14,054)
Effect of different tax rates in different jurisdictions and preferential tax rate	(4,826)	(9,949)	(48,650)	(7,456)
Research and development expenses deduction	12,248	19,552	21,834	3,346
Non-taxable income	17,097	17,489	11,152	1,709
Provision to return	(8,319)	(1,728)	(7,426)	(1,138)
Deferred tax expense	(4,598)	3,932	5,195	796
Tax rate change	16,771	(4,578)	18,594	2,850
Expired tax loss	(13,482)	—	(70,662)	(10,829)
Change in valuation allowance	16,398	61,310	(275,656)	(42,246)
	(10,500)	(20,027)	(22,124)	(3,391)

Schedule of components of deferred tax

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	295,818	302,615	46,378
Customer advances and deposits	34,571	28,177	4,318
Allowance for credit losses and inventory provision	28,165	73,186	11,216
Depreciation and amortization expense	101,565	53,606	8,215
Net operating losses carrying forward	452,014	722,348	110,705
Lease liabilities	1,091,096	1,006,909	154,316
Total deferred tax assets	2,003,229	2,186,841	335,148
Valuation allowance*	(903,353)	(1,179,009)	(180,691)
Total deferred tax assets net of valuation allowance	1,099,876	1,007,832	154,457
*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2019 and 2020. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(19,696)	(18,900)	(2,897)
Accrued revenue recognition difference	(27,926)	(23,088)	(3,538)
Operating lease right-of-use assets	(1,052,254)	(965,844)	(148,022)
Long-lived assets arising from acquisitions	(828)	—	—
Total deferred tax liabilities	(1,100,704)	(1,007,832)	(154,457)

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Beginning balance	132,808	191,473	29,345
Additions	64,410	24,691	3,783
Decreases	(5,745)	(47,514)	(7,282)
Ending balance	191,473	168,650	25,846